Employee Benefit Obligations - Equity and Cash Settled - Additional Information (Details) $ / shares in Units, $ in Thousands			12 Months Ended
		May 24, 2021 Tranche PSU	Dec. 31, 2021 USD ($) shares OptionPlan $ / shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 USD ($) $ / shares
Disclosure Of Employers Tax Liability [Line Items]
Current employee benefit obligations			$ 8,300	$ 38,300
Weighted average share price at the date of exercise options exercised | $ / shares			$ 43.36	$ 34.66	$ 22.62
Equity - settled share based payments	[1]		$ 196,167	$ 291,633	$ 178,234
Selling, General and Administrative Expenses
Disclosure Of Employers Tax Liability [Line Items]
Equity - settled share based payments			15,100
Employers Tax Liability on Share Based Payments
Disclosure Of Employers Tax Liability [Line Items]
Current employee benefit obligations			7,700	37,300
Cash Settled Share Based Payments
Disclosure Of Employers Tax Liability [Line Items]
Current employee benefit obligations			$ 500	1,000
Vesting period			less than one year
Equity Settled
Disclosure Of Employers Tax Liability [Line Items]
Number of share option plans | OptionPlan			4
Equity - settled share based payments			$ 219,900	168,300	170,100
Equity Settled | New Guards
Disclosure Of Employers Tax Liability [Line Items]
Intrinsic value of liabilities from share-based payment transactions					12,100
Cash Settled
Disclosure Of Employers Tax Liability [Line Items]
Number of share option plans | OptionPlan			1
2018 Plan | Jose Neves, the Company’s Founder, Chief Executive Officer and Chairman of the Board (the “CEO”)
Disclosure Of Employers Tax Liability [Line Items]
Number of PSU granted | PSU		8,440,000
Performance period		8 years
Number of tranche | Tranche		8
Average closing price period		90 days
Share Appreciation Rights
Disclosure Of Employers Tax Liability [Line Items]
Intrinsic value of liabilities from share-based payment transactions			$ 10,500	$ 25,300
Number of share appreciation rights granted | shares			49,000	92,000
Cash settled share based payment transaction expense			$ 9,300	$ 28,000	$ 10,700
Revaluation gain (loss)			1,200	28,000
Intrinsic value			12,700	36,400
Aggregate intrinsic value for options fully vested			$ 9,400	$ 17,200

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.